POST-EMPLOYMENT BENEFITS - Sensitivity analysis (Details) - Pension benefit plans R$ in Thousands	Dec. 31, 2021 BRL (R$)
Salary growth
Sensitivity analysis
Rate increase (as a percent)	1.00%
Rate decrease (as a percent)	1.00%
Increase in defined benefit obligation	R$ 2,820,978
Decrease in defined benefit obligation	R$ 2,359,615
Wages growth
Sensitivity analysis
Rate increase (as a percent)	1.00%
Rate decrease (as a percent)	1.00%
Increase in defined benefit obligation	R$ 258,063
Decrease in defined benefit obligation	R$ 227,180